FAIR VALUE OF DERIVATIVES OF 2015 CONVERTIBLE NOTE USING BLACK SCHOLES OPTION PRICING MODEL (Details)	Sep. 30, 2015 $ / shares
FAIR VALUE OF DERIVATIVES OF 2015 CONVERTIBLE NOTE USING BLACK SCHOLES OPTION PRICING MODEL
Minimum Risk free interest rate	0.09%
Maximum Risk free interest rate	0.36%
Minimum Term in years	0.50
Maximum Term in years	3.0
Minimum Expected stock volatility	120.00%
Maximum Expected stock volatility	269.00%
Expected dividend rate	0.00%
Minimum Common stock price	$ 0.002
Maximum Common stock price	$ 0.11